Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2024
Taxes on Income [Abstract]
Schedule of Deferred Income Taxes	Provided in respect of the following:
	December 31,
	2 0 2 4	2 0 2 3
	U.S. dollars in thousands

Research and development expenses, which are recognized for tax purposes over three years	$87	$95
Carryforward tax losses, see (2) below	880	1,134
Other	21	7
Less - valuation allowance, see (2) below	(880)	(1,134)
	$108	$102

Schedule of Taxes on Income Included in Statements of Operations	As follows:
	Years Ended December 31,
	2 0 2 4	2 0 2 3	2 0 2 2
	U.S. dollars in thousands
Current:
In Israel	$252	$308	$335
Outside Israel	125	45	(12)
	377	353	323
Deferred:
In Israel	(6)	12	1
Outside Israel	(37)	(6)	6
	(43)	6	7
	$334	$359	$330

Schedule of Reconciliation of Theoretical Tax Expense	Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the regular tax rates applicable to companies in Israel (see b. above), and the actual tax expense:
	Years Ended December 31,
	2 0 2 4	2 0 2 3	2 0 2 2
	U.S. dollars in thousands

Income before taxes on income, as reported in the statements of operations*	$4,964	$5,526	$5,617

Theoretical tax expense	1,142	1,271	1,292
Less - tax benefits arising from Technologic Preferred Enterprise status, see a. above	(583)	(757)	(797)
	559	514	495
Increase (decrease) in taxes resulting from other differences:
Disallowable deductions	120	140	20
Taxes on income from previous years	(44)	(88)	(80)
Changes in valuation allowance	(229)	(178)	(119)
Other	(79)	(29)	14
Taxes on income for the reported years:	$334	$359	$330

*As follows:
Taxable in Israel	$3,757	$4,830	$5,144
Taxable outside Israel	1,207	696	473
	$4,964	$5,526	$5,617